Other Current Monetary Assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Current Monetary Assets [Abstract]
Summary of Other Current Monetary Assets
	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Time deposits and negotiable certificates of deposit with maturities of more than three months	$4,054	$8,157
Others	1,254	1,347
	$5,308	$9,504

Annual Yield Rates of Time Deposits and Negotiable Certificates of Deposits with Maturities of more Than Three Months

The annual yield rates of time deposits and negotiable certificates of deposit with maturities of more than three months at the balance sheet dates were as follows:

	December 31
	2017	2018
Time deposits and negotiable certificates of deposit with maturities of more than three months	0.06%-4.15%	0.03%-3.05%